EQUITY - Schedule Of Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted (in dollars per share) | $	$ 45.63		$ 40.42
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	27,103	27,103	27,772	27,772
Granted (in shares)	10,650	10,650	5,815	5,815
Exercised (in shares)	(1,075)	(1,075)	(6,484)	(6,484)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(151)	(151)
Ending balance (in shares)	36,527	36,527	27,103	27,103
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 33.27		$ 29.01
Weighted average exercise price of share options granted (in dollars per share) | $	51.11		40.39
Weighted average exercise price of share options exercised (in dollars per share) | $	23.66		21.40
Weighted average exercise price, ending balance (in dollars per share) | $	38.73		$ 33.27
Weighted average exercise price of share options cancelled (in dollars per share) | $	$ 39.48
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	14,637	14,637	14,944	14,944
Ending balance (in shares)	14,135	14,135	14,637	14,637
Granted and reinvested (in shares)	532	532	466	466
Exercised and canceled (in shares)	(1,034)	(1,034)	(773)	(773)
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	10,540	10,540	10,920	10,920
Ending balance (in shares)	10,540	10,540	10,540	10,540
Weighted average exercise price, beginning balance (in dollars per share) | $		$ 9.21		$ 9.09
Weighted average exercise price, ending balance (in dollars per share) | $		9.21		9.21
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $		0.00		0.00
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $		$ 0.00		$ 5.89
Granted and reinvested (in shares)	0	0	0	0
Exercised and canceled (in shares)	0	0	(380)	(380)
TSX Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	790	790	2,797	2,797
Granted (in shares)	0	0	0	0
Weighted average exercise price of share options granted in share-based payment arrangement | $		$ 0.00		$ 0.00
Exercised (in shares)	(790)	(790)	(2,007)	(2,007)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	0	0	0	0
Ending balance (in shares)	0	0	790	790
Weighted average exercise price, beginning balance (in dollars per share) | $		$ 11.77		$ 12.35
Weighted average exercise price of share options exercised (in dollars per share) | $		11.77		12.59
Weighted Average Exercise Price Of Share Options Cancelled In Share-Based Payment Arrangement | $		0.00		0.00
Weighted average exercise price, ending balance (in dollars per share) | $		$ 0.00		$ 11.77
NYSE Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	36,742	36,742	34,893	34,893
Granted (in shares)	5,077	5,077	4,538	4,538
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 45.63		$ 40.42
Exercised (in shares)	(7,831)	(7,831)	(2,492)	(2,492)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(186)	(186)	(197)	(197)
Ending balance (in shares)	33,802	33,802	36,742	36,742
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 29.52		$ 27.71
Weighted average exercise price of share options exercised (in dollars per share) | $	20.26		23.58
Weighted Average Exercise Price Of Share Options Cancelled In Share-Based Payment Arrangement | $	40.02		34.81
Weighted average exercise price, ending balance (in dollars per share) | $	$ 34.03		$ 29.52